Commitments and Contingencies - Schedule of Cash and Non-cash Activities Associated with Leases (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 6,838,000	$ 3,669,000	$ 7,927,758	$ 3,482,839
Financing cash flows from finance leases	$ 858,000	$ 221,000	$ 479,923	$ 501,169